OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2025
OTHER PAYABLES AND ACCRUALS
Schedule of other payables and accruals
Components of other payables and accruals were as follows (RMB in millions):

	2024	2025
Accrued operating expenses	6,269	7,227
Deposits received from travel suppliers and packaged tours users	1,200	1,198
Due to employees for stock option proceeds received on their behalf	657	152
Interest payable	117	15
Current lease liabilities (Note 11)	194	264
Other	1,224	1,041

Total	9,661	9,897